Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts receivable	¥ 36,467	$ 5,215	¥ 79,296